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                  MERRILL LYNCH MUNICIPAL STRATEGY FUND, INC.

                     SUPPLEMENT DATED FEBRUARY 27, 1996 TO
                     THE PROSPECTUS DATED FEBRUARY 27, 1996

                       FOR USE IN THE STATE OF NEW JERSEY

     AN INVESTMENT IN THE FUND MAY INVOLVE SIGNIFICANT RISKS. SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS" AND "INVESTMENT OBJECTIVE AND
POLICIES -- OTHER INVESTMENT POLICIES".

     THE FUND MAY INVEST IN MEDIUM TO LOWER RATED MUNICIPAL OBLIGATIONS AND IN CERTAIN MUNICIPAL OBLIGATIONS THAT ARE CONSIDERED DERIVATIVE
INSTRUMENTS. SUCH MUNICIPAL OBLIGATIONS MAY HAVE CERTAIN SPECULATIVE CHARACTERISTICS.